Financial Statement Details	12 Months Ended
Dec. 31, 2020
Financial Statement Details [Abstract]
Financial Statement Details
3.     Financial Statement Details
Prepaid expenses and other current assets
As of December 31, 2020 and 2019, prepaid expenses and other current assets consist of the following (in thousands):

	As of December 31,
	2020	2019
Prepaid preclinical and clinical trial services - with related party (Note 9)	$4,626	$1,021
Insurance claim receivable	2,518	6,384
Insurance premium financing asset	1,421	757
Prepaid manufacturing services	—	1,919
Prepaid insurance	1,365	793
Prepaid services	1,294	570
Prepaid license fees	801	614
Interest receivable - marketable debt securities	473	222
Grant receivable	—	402
Prepaid equipment maintenance	243	251
Prepaid supplies - with related party (Note 9)	143	—
Laboratory equipment deposit	66	—
Prepaid rent	52	392
Other	647	677

Prepaid expenses and other current assets	$13,649	$14,002

We have reflected our right to insurance recoveries, limited to the extent of incurred or probable losses, as a receivable when such recoveries have been agreed to with our third-party insurers and receipt is deemed probable. This includes instances where our third-party insurers have agreed to pay, on our behalf, certain legal defense costs and settlement amounts directly to applicable law firms and a settlement fund. Our insurance claims receivable as of December 31, 2020 and 2019 were $2.5 million and $6.4 million, respectively, for the insurance recovery of legal costs, which were included in s elling, general and administrative expense
on the combined consolidated statements of operations.
Property, plant and equipment, net
As of December 31, 2020 and 2019, property, plant and equipment, net, consist of the following (in thousands):

	As of December 31,
	2020	2019
Leasehold improvements	$52,251	$51,314
Equipment	34,738	32,885
Buildings	22,690	22,872
Software	2,376	2,282
Furniture & fixtures	1,015	948
Construction in progress	1,333	1,333

Subtotal	114,403	111,634
Less: accumulated depreciation	(41,862)	(28,165)

Property and equipment, net	$72,541	$83,469

During the year ended December 31, 2019, as a result of laboratory relocation, assets with a cost of $1.5 million and accumulated depreciation of $0.6 million were disposed of for proceeds of $0.2 million, resulting in a loss on disposal of $0.7 million, which was included in o ther income (expense), net
on the combined consolidated statement of operations
.
Depreciation expense totaled $13.1 million and $13.2 million for the years ended December 31, 2020 and 2019, respectively.
Intangible assets, net
Our intangible assets consist of acquired
in-process
research and development not subject to amortization, and other intangible assets subject to amortization.
Our indefinite-lived
in-process
research and development, or IPR&D, intangible assets were obtained from business acquisitions. In October 2020, we determined to discontinue the LMP1 and LMP/IPS programs based on the results gathered from preclinical data during the third quarter of 2020. As a result, the carrying value of the IPR&D relating to the LMP1 and LMP/IPS program was written down to zero and we recorded an impairment charge of $10.7 million within r esearch and development expenses
on the combined consolidated statements of operations during the year ended December 31, 2020. No such charges were recorded during the year ended December 31, 2019.
Our amortizable intangible asset was related to a technology license acquired during 2015, which was fully amortized as of March 31, 2019. Amortization expense of $0.6 million during the year ended December 31, 2019 was included in r esearch and
development expense on the combined consolidated statements of operations.
Convertible note receivable
On June 27, 2016, we executed a convertible promissory note with Riptide Bioscience, Inc., or Riptide, and advanced Riptide a principal amount of $5.0 million. The note bears interest at a per annum rate of five percent (5%). The original term of the promissory note requires that the entire unpaid principal amount and all unpaid accrued interest shall become fully due and payable upon the earlier of (i) the three (3) year anniversary of the issuance date, and (ii) when we accelerate the maturity of the note upon the occurrence of an event of default. In the event of qualified financing, the outstanding principal amount and unpaid accrued interest automatically convert into the most senior class of preferred stock sold in such qualified financing at a 25% discount to the price per share paid for such preferred stock. In addition, in the event of a change in control, we have the option to be paid in cash or to convert, immediately prior to the closing of such transaction, the outstanding indebtedness into Riptide’s most senior class of equity securities at a 25% discount to the price per share paid for such equity securities in such transaction.
Concurrent with the transaction, we entered into an exclusive license agreement with Riptide to obtain worldwide exclusive rights, with the right to sublicense, certain know-how
related to
RP-182,
RP-233
and
RP-183.
We are required to pay a single-digit royalty on net sales of the licensed products on a country-by-country
basis. Pursuant to the license agreement, we are also required to make cash milestone payments upon successful completion of certain clinical, regulatory and commercial milestones up to an aggregated amount of $47.0 million for the first three indications of the licensed product with a maximum payment amount of $100.0 million.
On March 25, 2019, we and Riptide entered into a first amendment to the convertible promissory note. Under the agreement, we extended the maturity of the promissory note to the earlier of, a) the later of, i) the completion of non-clinical
IND enabling studies by the company, or ii) December 31, 2020; and b) when we accelerate the maturity of the note upon the occurrence of an event of default. No other terms and conditions of the promissory note were modified. Concurrently, we also entered into a first amendment to the exclusive license agreement with Riptide and extended the achievement dates for certain clinical trial milestones related to the licensed products. This option for receiving a 25% discount was determined to have an immaterial value at inception and life to date of the note, as the probability of a future qualifying event is remote. All other terms and conditions of the license agreement continued in full force and effect. We are still in the process of completing non-clinical
IND enabling studies as of December 31, 2020, and as such, this promissory note is still outstanding. The convertible note receivable balance was $6.1 million and $5.9 million, which included accrued interest of $1.1 million and $0.9 million as of December 31, 2020 and 2019, respectively.
Other assets
As of December 31, 2020 and 2019, other assets consist of the following (in thousands):

	As of December 31,
	2020	2019
VAT receivable	$864	$697
Security deposits	634	240
Prepaid software license fees	455	—
Restricted cash	179	179
Prepaid preclinical and clinical trial services - with related party (Note 9)	92	4,075
Due from related party	51	19
Others	323	308

Other assets	$2,598	$5,518

Restricted cash is comprised of a certificate of deposit that serves as collateral for a letter of credit required by our landlord as a security deposit related to our facility in San Diego, California.
Accrued expenses and other liabilities
As of December 31, 2020 and 2019, accrued expenses and other liabilities consist of the following (in thousands):

	As of December 31,
	2020	2019
Accrued professional and service fees	$7,668	$3,943
Accrued dissenting shares (Note 8)	6,769	6,335
Accrued bonus	5,288	4,121
Accrued preclinical and clinical trial costs	4,339	2,444
Accrued research and development costs	4,002	392
Accrued compensation	3,891	2,777
Financing obligation - current portion	1,421	757
Accrued contingent consideration payable	856	786
Accrued laboratory equipment and supplies	641	640
Accrued capital expenditures	337	—
Deferred revenue	270	162
Accrued franchise, sales, use and property taxes	103	200
Accrued other	1,186	928

Accrued expenses and other liabilities	$36,771	$23,485

Interest and Interest and Investment income, net
Net investment income included the following for the years ended December 31, 2020 and 2019 (in thousands):

	For the Year Ended December 31,
	2020	2019
Interest income	$1,725	$2,764
Unrealized gain (loss) from equity securities	$1,577	$(321)
Investment (amortization expense) accretion income, net	(858)	3
Net realized (losses) on investments	(9)	(4)

	$2,435	$2,442

Interest income includes interest from marketable securities, notes receivable, other assets, and interest from bank deposits. We did not recognize an impairment loss on any investments during the years ended December 31, 2020 and 2019.